FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 135,136	$ 84,989	$ 32,262
Gross proceeds from prospectus offering	108,959	97,404
Amounts receivable	342	476	$ 125
Amounts receivable, related party transactions	123	263
Interest receivable	218	$ 167
Prospectus offering in subsequent period [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross proceeds from prospectus offering	$ 138,069
Interest rate risk [Member] | Cash and cash equivalents [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average rate of hedging instrument	0.54%
Effect of variance decrease on after-tax profit	$ 1,079
Effect of variance increase on after-tax profit	$ 546
Interest rate risk [Member] | Debt securities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings, interest rate	6.95%
Borrowings, adjustment to interest rate basis	1.50%
Interest rate risk [Member] | Debt securities [Member] | Fixed interest rate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings, interest rate	0.24%